John Hancock Exchange-Traded Fund Trust
601 Congress Street

Boston, MA 02210

March 18, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Exchange-Traded Fund Trust (the “Registrant”)

File Nos. 333-183173; 811-22733

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information, dated March 14, 2016, for John Hancock Multifactor Consumer Staples ETF, John Hancock Multifactor Energy ETF, John Hancock Multifactor Industrials ETF, John Hancock Multifactor Materials ETF and John Hancock Multifactor Utilities ETF, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the form of statement of additional information contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on March 10, 2016 via EDGAR.

If you have any questions or comments, please call me at 617- 663-3872.

Sincerely,

/s/ Kinga Kapuscinski
Kinga Kapuscinski
Assistant Secretary